PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statements of Comprehensive Loss
Net loss	¥ (1,266,118)	¥ (1,191,213)	¥ (669,214)
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	(247,509)	(159,714)	(386,951)
Comprehensive loss	(1,513,627)	(1,350,927)	(1,056,165)
Parent Company | Reportable Legal Entities
Condensed Statements of Comprehensive Loss
Net loss	(1,268,890)	(1,187,218)	(666,407)
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	(249,174)	(159,551)	(386,951)
Comprehensive loss	¥ (1,518,064)	¥ (1,346,769)	¥ (1,053,358)